Derivative warrant liabilities - Summary of derivative warrant liabilities (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 11,793
Ending balance of derivative financial liabilities	21,747	$ 11,793
Warrants
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	11,793	9,138
Conversion to equity (common shares) upon exercise of warrants		(21,269)
Revaluation of derivative warrant liability upon exercise of warrants		(4,857)
Revaluation of derivative warrant liability	9,954	28,781
Ending balance of derivative financial liabilities	$ 21,747	$ 11,793
Changes in warrants [Roll Forward]
Beginning balance of warrants outstanding (in shares)	5,261	10,136
Conversion to equity (common shares) upon exercise of warrants (in shares)		(4,875)
Ending balance of warrants outstanding (in shares)	5,261	5,261
Warrants | Bought Deal Public Offering
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 8,948	$ 7,405
Conversion to equity (common shares) upon exercise of warrants		(12,421)
Revaluation of derivative warrant liability upon exercise of warrants		(3,844)
Revaluation of derivative warrant liability	6,527	17,808
Ending balance of derivative financial liabilities	$ 15,475	$ 8,948
Changes in warrants [Roll Forward]
Beginning balance of warrants outstanding (in shares)	3,523	6,388
Conversion to equity (common shares) upon exercise of warrants (in shares)		(2,865)
Ending balance of warrants outstanding (in shares)	3,523	3,523
Warrants | February 14, 2014 Warrants
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 2,845	$ 1,733
Conversion to equity (common shares) upon exercise of warrants		(8,848)
Revaluation of derivative warrant liability upon exercise of warrants		(1,013)
Revaluation of derivative warrant liability	3,427	10,973
Ending balance of derivative financial liabilities	$ 6,272	$ 2,845
Changes in warrants [Roll Forward]
Beginning balance of warrants outstanding (in shares)	1,738	3,748
Conversion to equity (common shares) upon exercise of warrants (in shares)		(2,010)
Ending balance of warrants outstanding (in shares)	1,738	1,738